Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	December 2020
Payment Date	1/15/2021
Transaction Month	8
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff

Initial Pool Balance	$914,193,806.49	34,181	54.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$140,000,000.00	0.26711%	May 15, 2021
Class A-2 Notes	$274,500,000.00	1.03%	October 15, 2022
Class A-3 Notes	$314,500,000.00	1.04%	August 15, 2024
Class A-4 Notes	$70,700,000.00	1.35%	July 15, 2025
Class B Notes	$25,270,000.00	2.05%	September 15, 2025
Class C Notes	$16,840,000.00	3.49%	October 15, 2026

Total	$841,810,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,682,042.72

Principal:
Principal Collections	$17,083,167.08
Prepayments in Full	$9,009,189.87
Liquidation Proceeds	$261,511.53
Recoveries	$8,282.30
Sub Total	$26,362,150.78
Collections:	$28,044,193.50

Purchase Amounts:
Purchase Amounts Related to Principal	$86,687.73
Purchase Amounts Related to Interest	$733.14
Sub Total	$87,420.87

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$28,131,614.37

Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	December 2020
Payment Date	1/15/2021
Transaction Month	8
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$28,131,614.37
Servicing Fee	$574,056.54	$574,056.54	$0.00	$0.00	$27,557,557.83
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$27,557,557.83
Interest - Class A-2 Notes	$162,239.95	$162,239.95	$0.00	$0.00	$27,395,317.88
Interest - Class A-3 Notes	$272,566.67	$272,566.67	$0.00	$0.00	$27,122,751.21
Interest - Class A-4 Notes	$79,537.50	$79,537.50	$0.00	$0.00	$27,043,213.71
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$27,043,213.71
Interest - Class B Notes	$43,169.58	$43,169.58	$0.00	$0.00	$27,000,044.13
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$27,000,044.13
Interest - Class C Notes	$48,976.33	$48,976.33	$0.00	$0.00	$26,951,067.80
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$26,951,067.80
Regular Principal Payment	$24,097,120.23	$24,097,120.23	$0.00	$0.00	$2,853,947.57
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,853,947.57
Residual Released to Depositor	$0.00	$2,853,947.57	$0.00	$0.00	$0.00
Total		$28,131,614.37

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$24,097,120.23
Total					$24,097,120.23
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$24,097,120.23	$87.79	$162,239.95	$0.59	$24,259,360.18	$88.38
Class A-3 Notes	$0.00	$0.00	$272,566.67	$0.87	$272,566.67	$0.87
Class A-4 Notes	$0.00	$0.00	$79,537.50	$1.13	$79,537.50	$1.13
Class B Notes	$0.00	$0.00	$43,169.58	$1.71	$43,169.58	$1.71
Class C Notes	$0.00	$0.00	$48,976.33	$2.91	$48,976.33	$2.91
Total	$24,097,120.23	$28.63	$606,490.03	$0.72	$24,703,610.26	$29.35

Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	December 2020
Payment Date	1/15/2021
Transaction Month	8

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$189,017,413.54	0.6885880	$164,920,293.31	0.6008025
Class A-3 Notes	$314,500,000.00	1.0000000	$314,500,000.00	1.0000000
Class A-4 Notes	$70,700,000.00	1.0000000	$70,700,000.00	1.0000000
Class B Notes	$25,270,000.00	1.0000000	$25,270,000.00	1.0000000
Class C Notes	$16,840,000.00	1.0000000	$16,840,000.00	1.0000000
Total	$616,327,413.54	0.7321455	$592,230,293.31	0.7035201

Pool Information
Weighted Average APR	2.931%	2.919%
Weighted Average Remaining Term	48.89	48.14
Number of Receivables Outstanding	28,141	27,413
Pool Balance	$688,867,852.50	$662,264,173.81
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$635,078,636.02	$610,582,460.61
Pool Factor	0.7535250	0.7244243

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,418,204.69
Yield Supplement Overcollateralization Amount	$51,681,713.20
Targeted Overcollateralization Amount	$70,033,880.50
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$70,033,880.50

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,418,204.69
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,418,204.69
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,418,204.69

Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	December 2020
Payment Date	1/15/2021
Transaction Month	8

VIII. NET LOSS AND DELINQUENT RECEIVABLES
	# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)	55	$163,122.48
(Recoveries)	3	$8,282.30
Net Loss for Current Collection Period		$154,840.18
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)		0.2697%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0824%
Second Prior Collection Period			0.4950%
Prior Collection Period			0.3593%
Current Collection Period			0.2750%
Four Month Average (Current and Prior Three Collection Periods)			0.3029%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		544	$1,009,173.83
(Cumulative Recoveries)			$16,796.84
Cumulative Net Loss for All Collection Periods			$992,376.99
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1086%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,855.10
Average Net Loss for Receivables that have experienced a Realized Loss			$1,824.22

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.68%	159	$4,483,920.55
61-90 Days Delinquent	0.09%	20	$596,529.27
91-120 Days Delinquent	0.01%	2	$66,229.09
Over 120 Days Delinquent	0.01%	2	$79,700.88
Total Delinquent Receivables	0.79%	183	$5,226,379.79
Repossession Inventory:
Repossessed in the Current Collection Period		10	$393,310.12
Total Repossessed Inventory		16	$599,803.14

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period		0.0626%
Prior Collection Period		0.0675%
Current Collection Period		0.0875%
Three Month Average		0.0725%

Delinquency Trigger (61+ Delinquent Receivables)

Transaction Month	Trigger

1-12	0.70%
13-24	1.40%
25-36	2.30%
37+	3.60%

61+ Delinquent Receivables Balance to EOP Pool Balance		0.1121%
Delinquency Trigger Occurred		No

Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	December 2020
Payment Date	1/15/2021
Transaction Month	8

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2020

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer